Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]
Interest and Finance Costs

11.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2012	2011	2010
Interest expense (Note 6)	2,652	551	274
Amortization and write-off of deferred financing costs	197	681	110
Commitment fees and other	217	372	127
Total	3,066	1,604	511